Vessels, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Vessels, net

NOTE 6: VESSELS, NET

Vessels consist of the following:

Vessels	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Vessel acquisition	$178,136	$—	$178,136
Depreciation	—	(539)	(539)

Balance December 31, 2017	$178,136	$(539)	$177,597
Additions	$170,503	—	$170,503
Depreciation	—	$(5,407)	$ (5,407)

Balance December 31, 2018	$348,639	$(5,946)	$342,693

Acquisition of Vessels

2018

On December 17, 2018, the Company purchased from an unrelated third party the Bermuda, a 2010-built 4,360 TEU containership, for an acquisition cost of approximately $11,098 (including $398 capitalized expenses).

On December 7, 2018, the Company purchased from an unrelated third party the Bahamas, a 2010-built 4,360 TEU containership, for an acquisition cost of approximately $13,422 (including $522 capitalized expenses).

In November 2018, Navios Containers Inc. agreed to acquire two 2011-built 10,000 TEU containerships from an unrelated third party for a purchase price of $52,500 each, upon the exercise of Company’s purchase options by January 2019 and February 2019, respectively.

On September 12, 2018, Navios Containers Inc. purchased from an unrelated third party the Navios Miami, a 2009-built 4,563 TEU containership, for an acquisition cost of approximately $14,105 (including $205 capitalized expenses).

On July 2, 2018, Navios Containers Inc.purchased from Navios Partners the YM Utmost and the Navios Unite (ex YM Unity), two 2006-built 8,204 TEU containerships, for an aggregate acquisition cost of approximately $67,496 (including $496 capitalized expenses).

On May 30, 2018, Navios Containers Inc.purchased from an unrelated third party the Navios Unison, a 2010-built 10,000 TEU containership, for an acquisition cost of approximately $50,318 (including $68 capitalized expenses).

On March 14, 2018, Navios Containers Inc.purchased from an unrelated third party the Niledutch Okapi (ex Navios Dorado), a 2010-built 4,250 TEU containership, for an acquisition cost of approximately $11,931 (including $151 capitalized expenses).

2017

On December 28, 2017, Navios Containers Inc.purchased from an unrelated third party the Navios Felicitas, a 2010-built 4,360 TEU containership, for an acquisition cost of approximately $11,467 (including $17 capitalized expenses).

In December and November 2017, Navios Containers Inc.purchased from an unrelated third party the APL Denver, APL Los Angeles, APL Oakland and APL Atlanta, four 2008-built 4,730 TEU containerships and their charter out contracts, for an acquisition cost of approximately $97,175 (including $375 capitalized expenses). Any favorable lease terms associated with these vessels were recorded as an intangible asset at the time of acquisition (Note 7).

On November 9, 2017, Navios Containers Inc.purchased from an unrelated third party the Navios Tempo, a 2009-built 4,250 TEU containership, for an acquisition cost of approximately $10,274 (including $124 capitalized expenses).

On November 7, 2017, Navios Containers Inc.purchased from an unrelated third party the Navios Lapis, a 2009-built 4,250 TEU containership, for an acquisition cost of approximately $9,639 (including $39 capitalized expenses).

On June 8, 2017, Navios Containers Inc.purchased from Navios Partners five containerships and the charter out contracts for a purchase price of $64,000, of which $40,000 was financed through a private placement and the remaining consideration of $24,000 was in the form of a seller’s credit. The acquisition of these five containerships was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels, including the respective charter-out contracts. Any favorable lease terms associated with these vessels were recorded as an intangible asset at the time of acquisition (Note 7). The vessel acquisitions were treated as a transaction between entities under common control, and as such, the transaction was recorded at historical cost. The historical cost of the vessels was $32,350 and of the time charters was $26,662. The excess cash over the historical cost of the net assets acquired is a deemed distribution to controlling stockholder and is recorded in stockholders’ equity. These vessels were previously acquired by Navios Partners from Rickmers Maritime Trust Pte. (“Rickmers Trust”) and were employed on charters with a net daily charter rate of $26,850 which expired in 2018 and early 2019. The working capital acquired for the five vessels was $566. Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations”.

In addition, Navios Containers Inc.acquired all the rights under the acquisition agreements entered into between Navios Partners and Rickmers Trust to purchase nine additional containerships for a purchase price of $54,000 plus certain delivery and other operating costs.

During the third quarter of 2017, Navios Containers Inc. completed the acquisition of the nine additional containerships from Rickmers Trust for a purchase price of $54,000, of which $26,680 was financed through the net proceeds under the bank loans and the remaining consideration of $27,320 through available cash. Initial capitalized costs of $8,105 were also incurred in connection with that acquisition.